Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUES:
Voyage revenues	$ 145,202	$ 107,088	$ 85,679
EXPENSES:
Voyage expenses	(983)	(910)	(675)
Voyage expenses-related party	(1,821)	(1,363)	(1,011)
Vessel operating expenses	(23,244)	(16,813)	(11,909)
General and administrative expenses	(1,086)	(1,014)	(387)
General and administrative expenses- related party	(719)	(937)	0
Management fees-related party	(4,870)	(3,566)	(2,737)
Depreciation	(24,387)	(17,822)	(13,579)
Operating income	88,092	64,663	55,381
OTHER INCOME/(EXPENSES):
Interest and finance costs	(27,974)	(14,524)	(9,732)
Interest income	35	221	0
Other, net	(103)	201	(29)
Total other expenses	(28,042)	(14,102)	(9,761)
Partnership's Net Income	60,050	50,561	45,620
Common unitholders' interest in Net Income	32,878	28,323	22,787
Preferred unitholders' interest in Net Income	3,019	0	0
Subordinated unitholders' interest in Net Income	24,028	22,170	22,787
General Partner's interest in Net Income	$ 125	$ 68	$ 46
Earnings per unit, basic and diluted:
Common unit (basic and diluted)	$ 1.6	$ 1.58	$ 2.95
Weighted average number of units outstanding, basic and diluted:
Common units	20,505,000	17,964,288	7,729,521